March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock HPS Credit Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., Series 2022-1A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.57%, 01/20/38(a)(b)	USD	1,000	$ 1,001,240
Abry Liquid Credit CLO Ltd., Series 2025-2A, Class C, (3-mo. CME Term SOFR + 2.10%), 5.78%, 01/15/39(a)(b)		750	752,431
AIMCO CLO Ltd., Series 2020-11A, Class CR2, (3-mo. CME Term SOFR + 1.90%), 5.57%, 07/17/37(a)(b)		1,000	1,001,198
AMMC CLO 27 Ltd., Series 2022-27A, Class ER, (3-mo. CME Term SOFR + 5.15%), 8.82%, 01/20/37(a)(b)		500	492,219
Anchorage Capital CLO Ltd., Series 2019-11A, Class C1R2, (3-mo. CME Term SOFR + 2.40%), 6.07%, 07/22/37(a)(b)		1,000	1,000,891
Atlantic Avenue Ltd., Series 2023-1A, Class CR, (3-mo. CME Term SOFR + 2.20%), 5.87%, 01/15/39(a)(b)		1,000	1,004,063
Ballyrock CLO Ltd., Series 2024-22A, Class B, (3-mo. CME Term SOFR + 2.35%), 6.02%, 04/15/37(a)(b)		1,500	1,502,807
Barings CLO Ltd., Series 2022-1A, Class ER, (3-mo. CME Term SOFR + 6.25%), 9.99%, 01/15/39(a)(b)		500	484,971
Bridge Street CLO II Ltd.(a)(b)
Series 2021-1A, Class CR, (3-mo. CME Term SOFR + 2.00%), 5.65%, 01/20/39		1,000	1,003,329
Series 2021-1A, Class D1AR, (3-mo. CME Term SOFR + 3.40%), 7.05%, 01/20/39		1,000	992,290
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3- mo. CME Term SOFR + 2.60%), 6.27%, 04/15/37(a)(b)		1,500	1,501,531
CarVal CLO VC Ltd., Series 2021-2A, Class C, (3-mo. CME Term SOFR + 2.46%), 6.13%, 10/15/34(a)(b)		1,000	1,001,109
Dryden CLO Ltd., Series 2019-72A, Class DR, (3-mo. CME Term SOFR + 3.26%), 6.91%, 05/15/32(a)(b)		1,000	975,790
Elevation CLO Ltd.(a)(b)
Series 2022-16A, Class D1, (3-mo. CME Term SOFR + 4.88%), 8.55%, 07/25/34		2,500	2,492,861
Series 2022-16A, Class D2, (3-mo. CME Term SOFR + 6.01%), 9.68%, 07/25/34		2,500	2,483,012
Elmwood CLO 26 Ltd., Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.07%, 04/18/37(a)(b)		1,000	1,000,000
Elmwood CLO 37 Ltd., Series 2024-13A, Class D1, (3-mo. CME Term SOFR + 2.60%), 6.27%, 01/17/38(a)(b)		1,000	1,000,148
Galaxy XXIV CLO Ltd., Series 2024-R, Class CR, (3-mo. CME Term SOFR + 2.45%), 6.12%, 04/15/37(a)(b)		1,106	1,106,000
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 3.26%), 6.93%, 01/27/31(a)(b)		238	237,777
Halsey Point CLO I Ltd., Series 2019-1A, Class ER, (3- mo. CME Term SOFR + 8.50%), 12.17%, 10/20/37(a)(b)		500	485,773
HalseyPoint CLO Ltd., Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.41%), 6.08%, 04/20/34(a)(b)		750	750,842
Harvest US CLO Ltd.(a)(b)
Series 2024-1A, Class D, (3-mo. CME Term SOFR + 4.50%), 8.17%, 04/18/37		1,500	1,495,142
Series 2026-1A, Class D1, (3-mo. CME Term SOFR + 3.00%), 6.73%, 04/20/39		500	495,345
ICG US CLO 2014-1 Ltd., Series 2014-1A, Class CR3, (3-mo. CME Term SOFR + 3.75%), 7.42%, 10/20/34(a)(b)		1,000	996,615
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class CR, (3-mo. CME Term SOFR + 2.20%), 5.87%, 10/15/32(a)(b)		2,000	2,007,509
Marble Point CLO XV Ltd., Series 2019-1A, Class E, (3- mo. CME Term SOFR + 7.09%), 10.76%, 07/23/32(a)(b)		500	470,739
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mountain View CLO XVI Ltd., Series 2022-1A, Class D1RR, (3-mo. CME Term SOFR + 3.69%), 7.36%, 03/15/38(a)(b)	USD	500	$ 492,255
Neuberger Berman Loan Advisers CLO Ltd., Series 2022- 49A, Class CR2, (3-mo. CME Term SOFR + 1.75%), 5.42%, 12/25/37(a)(b)		1,000	999,669
Northwoods Capital XV Ltd., Series 2017-15A, Class ER3, (3-mo. CME Term SOFR + 7.25%), 10.99%, 03/20/38(a)(b)		250	229,456
OHA Credit Funding Ltd., Series 2019-2A, Class D1R2, (3-mo. CME Term SOFR + 2.70%), 6.37%, 01/21/38(a)(b)		1,000	985,673
OHA Credit Partners XV Ltd., Series 2017-15R, Class D1R, (3-mo. CME Term SOFR + 3.45%), 7.12%, 04/20/37(a)(b)		1,500	1,504,527
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, (3-mo. CME Term SOFR + 3.30%), 6.97%, 04/23/37(a)(b)		750	751,579
Palmer Square CLO Ltd., Series 2021-4A, Class CR, (3- mo. CME Term SOFR + 1.85%), 5.52%, 07/15/38(a)(b)		1,000	1,000,643
Pikes Peak CLO 7, Series 2021-7A, Class DR2, (3-mo. CME Term SOFR + 4.50%), 8.18%, 02/25/37(a)(b)		1,000	986,505
Silver Point CLO Ltd., Series 2024-5A, Class C, (3-mo. CME Term SOFR + 2.10%), 5.77%, 10/20/37(a)(b)		1,250	1,253,870
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 6.47%, 07/17/38(a)(b)		1,000	987,313
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class C, (3-mo. CME Term SOFR + 2.51%), 6.18%, 01/25/32(a)(b)		870	873,142
Symphony CLO XXII Ltd., Series 2020-22A, Class CR, (3-mo. CME Term SOFR + 2.10%), 5.77%, 04/18/33(a)(b)		1,500	1,504,980
Tikehau US CLO IV Ltd.(a)(b)
Series 2023-1A, Class DR, (3-mo. CME Term SOFR + 4.20%), 7.87%, 03/15/38		2,000	1,982,200
Series 2023-1A, Class ER, (3-mo. CME Term SOFR + 7.89%), 11.56%, 03/15/38		250	244,338
Trinitas CLO XXIX Ltd., Series 2024-29A, Class E, (3-mo. CME Term SOFR + 6.50%), 10.17%, 07/23/37(a)(b)		1,500	1,495,351
Voya CLO Ltd., Series 2022-3A, Class DR2, (3-mo. CME Term SOFR + 2.60%), 6.27%, 10/20/36(a)(b)		350	345,404
Whitebox CLO II Ltd., Series 2020-2A, Class CR2, (3-mo. CME Term SOFR + 1.95%), 5.62%, 10/24/37(a)(b)		640	641,184
Total Asset-Backed Securities — 8.3% (Cost: $44,169,320)			44,013,721

	Shares
Common Stocks
Beverages — 0.0%
Juice Plus & Co. LLC(c)(d)(e)	5,780	—
Broadline Retail — 0.0%
Thrasio LLC, (Acquired 06/18/24, Cost: $1,907,522)(d)(e)(f)	20,031	—
Capital Markets — 0.0%
New Kleo Holdco(d)(e)	15,192	22,828

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering — 0.0%
Mcdermott International Ltd.(e)	17	$ 442
Construction Materials — 0.0%
Kellermeyer Bergensons Services LLC, Preference Shares(d)(e)	45,118	—
Consumer Discretionary — 0.0%
Virgil Holdings, Inc.(d)(e)	79,434	1
Diversified Consumer Services — 0.0%
Pluralsight LLC, (Acquired 08/22/24, Cost: $77,568)(d)(e)(f)	208,956	2
Environmental, Maintenance & Security Service — 0.1%
VCI Intermediate Topco 2 LLC(c)(d)(e)	91,734	91,734
Financial Services — 0.0%
Creditex LLC, Class 1(d)(e)	5,923	—
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(e)	34	22
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity(d)(e)	43,661	21,831
Industrial Conglomerates — 0.0%
SVP Singer(e)	1,930	8,685
IT Services(d)(e) — 0.0%
Suited Connector LLC	3,062,209	—
Travelport LLC	10	10,297
		10,297
Machinery — 0.0%
United Site Services, Inc.(d)(e)	1,875	13,594
Real Estate Management & Development — 0.0%
ADLER Group SA, VTG Shares(d)(e)	16,485	—
Specialty Retail — 0.0%
Razor Group & Infinite Commerce(d)(e)	23,794	—
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(d)(e)	543	3,801
Wireless Telecommunication Services — 0.0%
Altice France Lux 3(e)	3,057	50,881
Total Common Stocks — 0.1% (Cost: $2,310,283)		224,118

		Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(b)	USD	351	260,566
Automobile Components(b) — 0.6%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33		1,480	1,440,777
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 02/15/30		40	40,900
6.75%, 09/15/32		52	52,416
Tenneco, Inc., 8.00%, 11/17/28		1,448	1,442,850
			2,976,943
Automobiles — 0.0%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(g)	GBP	226	229,555
Security		Par (000)	Value
Capital Markets — 0.3%
Osaic Holdings, Inc., 8.00%, 08/01/33(b)	USD	1,417	$ 1,398,866
Chemicals — 0.1%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		29	23,800
INEOS Finance PLC(g)
6.38%, 04/15/29	EUR	202	219,815
7.25%, 03/31/31		164	172,306
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(g)		104	99,311
Lune Holdings SARL, 5.63%, 11/15/28(g)		102	2,519
			517,751
Commercial Services & Supplies(b) — 0.1%
EquipmentShare.com, Inc., 8.00%, 03/15/33	USD	10	10,325
Garda World Security Corp.
7.75%, 02/15/28		69	70,191
6.00%, 06/01/29		4	3,807
8.25%, 08/01/32		62	61,351
8.38%, 11/15/32		67	67,045
Herc Holdings, Inc.
5.75%, 03/15/31		145	142,806
6.00%, 03/15/34		145	140,179
			495,704
Consumer Finance(g) — 0.0%
Worldline SA
0.00%, 07/30/26(i)(j)	EUR	12	14,388
0.88%, 06/30/27		100	108,330
			122,718
Consumer Staples Distribution & Retail — 0.0%
Boots Group Finco LP, 5.38%, 08/31/32(g)		100	114,998
Containers & Packaging — 0.5%
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(g)(h)		117	97,831
LABL, Inc., 9.50%, 11/01/28(b)	USD	91	43,680
Magnera Corp.(b)
4.75%, 11/15/29		1,668	1,505,813
7.25%, 11/15/31		769	711,786
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/30		299	299,000
9.25%, 04/15/30		20	18,583
			2,676,693
Diversified REITs(b) — 0.5%
Rithm Capital Corp.
8.00%, 04/01/29		1,446	1,420,595
8.00%, 07/15/30		1,447	1,396,616
			2,817,211
Diversified Telecommunication Services — 0.5%
Altice Financing SA, 3.00%, 01/15/28(g)	EUR	100	80,595
Fibercop SpA(g)
4.75%, 06/30/30		128	146,738
5.13%, 06/30/32		100	114,430
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Series Feb, 8.63%, 06/15/32(b)	USD	1,248	1,271,070
Viasat, Inc., 6.50%, 07/15/28(b)		1,096	1,082,951
			2,695,784
Electric Utilities — 0.0%
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(g)		127	127,500
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services(b) — 1.1%
SESI LLC, 7.88%, 09/30/30	USD	4,000	$ 4,078,848
Star Holding LLC, 8.75%, 08/01/31		1,472	1,493,395
			5,572,243
Entertainment(b) — 0.6%
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29		28	27,317
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30		1,413	1,446,531
Voyager Parent LLC, 9.25%, 07/01/32		1,380	1,432,735
			2,906,583
Financial Services — 0.6%
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/32(b)		730	686,894
Freedom Mortgage Holdings LLC, 6.88%, 05/01/31(b)		2,700	2,524,252
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(h)	EUR	108	18,084
			3,229,230
Health Care Providers & Services — 0.4%
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	USD	2,067	1,958,896
Insurance — 0.9%
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(b)		1,410	1,337,156
Ardonagh Finco Ltd., 6.88%, 02/15/31(g)	EUR	266	305,335
Jones Deslauriers Insurance Management, Inc., 6.88%, 10/01/33(b)	USD	1,451	1,327,403
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		193	193,648
SBL Holdings, Inc., (5-year CMT + 5.62%), 6.50%(a)(b)(k)		1,725	1,424,680
			4,588,222
Interactive Media & Services — 0.9%
Beignet Investor LLC, 6.58%, 05/30/49(b)		2,142	2,202,311
Telegram Group, Inc., 9.00%, 06/05/30(g)		2,500	2,564,510
			4,766,821
IT Services(b) — 0.5%
Amentum Holdings, Inc., 7.25%, 08/01/32		19	19,661
McAfee Corp., 7.38%, 02/15/30		1,500	1,239,287
Rocket Software, Inc., 9.00%, 11/28/28		1,272	1,270,090
			2,529,038
Media — 0.3%
CSC Holdings LLC, 11.25%, 05/15/28(b)		200	163,429
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		1,407	1,430,307
Sunrise FinCo I BV, 4.63%, 05/15/32(g)	EUR	114	128,748
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(g)(h)		151	105,370
			1,827,854
Oil, Gas & Consumable Fuels — 0.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27	USD	2	2,335
6.63%, 07/15/33		13	13,223
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(g)	GBP	337	453,466
CVR Energy, Inc., 7.50%, 02/15/31(b)	USD	337	339,517
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(a)(g)(k)	EUR	200	233,612
			1,042,153
Pharmaceuticals(g) — 0.1%
Dolcetto Holdco SpA, 5.63%, 07/14/32		102	117,106
Security		Par (000)	Value
Pharmaceuticals (continued)
Nidda Healthcare Holding GmbH
7.00%, 02/21/30	EUR	277	$ 325,591
(3-mo. EURIBOR + 3.25%), 5.23%, 10/15/32(a)		213	244,237
			686,934
Real Estate Management & Development — 0.1%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(h)		355	453,658
CoreLogic, Inc., 4.50%, 05/01/28(b)	USD	118	110,776
Fantasia Holdings Group Co. Ltd.(g)(l)
11.75%, 04/17/22		710	7,810
12.25%, 10/18/22		200	2,200
Vivion Investments SARL, (6.50% Cash and 1.75% PIK), 8.25%, 08/31/28(g)(h)	EUR	21	23,751
			598,195
Software(b) — 0.5%
AthenaHealth Group, Inc., 6.50%, 02/15/30	USD	268	251,551
Skillz, Inc., 10.25%, 12/15/26		2,518	2,266,200
			2,517,751
Specialty Retail — 2.4%
Afflelou SAS, 6.00%, 07/25/29(g)	EUR	244	286,727
Michaels Cos., Inc.(b)
8.50%, 03/15/33	USD	5,039	4,903,169
11.00%, 03/15/34		2,310	2,151,078
PetSmart LLC/PetSmart Finance Corp.(b)
7.50%, 09/15/32		2,092	2,102,188
10.00%, 09/15/33		1,828	1,823,802
Staples, Inc., 10.75%, 09/01/29(b)		1,327	1,227,235
			12,494,199
Textiles, Apparel & Luxury Goods — 0.0%
European TopSoho SARL, 4.00%, 09/21/21(g)(i)(l)	EUR	300	258,220
Wireless Telecommunication Services — 0.1%
Altice France SA
4.75%, 10/15/30(g)		249	271,858
6.50%, 04/15/32(b)	USD	152	144,434
5.63%, 07/15/32(g)	EUR	29	32,128
			448,420
Total Corporate Bonds — 11.3% (Cost: $62,219,261)			59,859,048
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(d)(h)	USD	2	—
Environmental, Maintenance & Security Service — 0.2%
VCI Asset Holdings 2 LLC, Fixed Term Loan, 7.38%, 02/18/31(c)		917	936,832
IT Services — 0.0%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		213	200,851
Media — 0.5%
Terraboost Media, Term Loan, 10.00%, 08/21/26(d)		2,422	2,388,157

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services — 0.1%
Ligado Networks LLC, 2025 Fixed Backstop Term Loan 1, 17.50%, 05/04/28(d)	USD	723	$ 614,215
Total Fixed Rate Loan Interests — 0.8% (Cost: $4,243,564)			4,140,055
Floating Rate Loan Interests(a)
Advertising Agencies — 0.5%
Research Now Group LLC, 2024 First Lien First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.91%, 07/15/28		2,750	2,682,545
Aerospace — 0.3%
OneSky Flight, LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 02/17/33(d)		1,375	1,370,075
Aerospace & Defense — 1.5%
Aras Corp.(d)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 8.70%, 04/13/29		438	438,041
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.70%, 04/13/29		3,556	3,552,668
Cubic Corp., 2025 Second Out Term Loan C, 0.00%, 05/25/29		— (m)	2
Engineering Research and Consulting LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.70%, 08/29/31		4,938	3,851,250
Skydio, Inc.(d)
Delayed Draw Term Loan Tranche A, (1-mo. CME Term SOFR at 2.50% Floor + 5.00%), 8.67%, 12/04/29		25	24,975
Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75% and 2.75% PIK), 9.17%, 12/04/29(h)		52	51,715
			7,918,651
Automobile Components — 0.6%
Arrow Purchaser, Inc., Revolver, (3-mo. CME Term SOFR + 6.75%), 10.71%, 04/15/26(d)		51	51,170
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 02/23/29		1,569	1,356,925
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.17%, 05/06/30		163	161,969
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/28/32		78	78,330
Tenneco, Inc., 2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.85%), 8.51%, 11/17/28		1,490	1,448,182
			3,096,576
Automobiles — 0.1%
Arrow Purchaser, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.71%, 04/15/28(d)		816	815,788
Banks — 0.3%
Chrysaor Bidco SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.90%, 10/30/31		1,348	1,345,121
Security Services Acquisition Sub Corp., 2024 11th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 9.52%, 09/30/27(d)		515	510,864
			1,855,985
Security		Par (000)	Value
Beverages — 0.1%
JP Intermediate B LLC, 2025 Takeback Term Loan A, 03/31/31(d)(l)	USD	578	$ 302,256
Biotechnology — 0.7%
Alkermes, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 08/12/31		793	797,960
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 12/12/31		2,988	2,972,663
			3,770,623
Broadline Retail — 0.3%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32		60	60,000
Thrasio LLC
2024 1st Out Take Back Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 10.00%), 11.93%, 06/18/29(d)		414	414,508
2024 2nd Out Take Back Term Loan, (3-mo. CME Term SOFR at 3.65% Floor + 8.11%), 11.93%, 06/18/29(l)		1,350	997,291
			1,471,799
Building Products — 2.2%
AHF Parent Holding, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 10.21%, 02/01/28		1,675	1,577,746
Gibraltar Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/02/33(d)		1,425	1,416,433
HP PHRG Borrower LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 02/20/32(d)		4,963	4,912,875
LBM Acquisition LLC, 2025 Incremental Term Loan, (1- mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.65%, 06/06/31		995	836,865
Porcelain Acquisition Corp., Term Loan, 0.00%, 12/31/28(d)(l)		1,249	549,589
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/30/32		1,450	1,445,207
White Cap Supply Holdings LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29		1,082	1,038,371
			11,777,086
Capital Markets — 2.5%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31		112	109,171
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/09/30		2,188	2,158,635
GC Champion Acquisition LLC, 1st Lien Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.67%, 08/21/28(d)		2,984	2,947,306
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.95%, 01/31/30		1,450	1,395,894
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 03/18/30		1,127	1,120,745
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 07/30/32		1,373	1,346,334
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Pico Quantitative Trading Holdings LLC(d)
2021 Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.18%, 02/08/27	USD	404	$ 404,055
2024 10th Amendment Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.18%, 02/08/27		3,344	3,343,507
Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.18%, 02/08/27		439	441,095
			13,266,742
Chemicals — 1.6%
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.68%, 11/01/30		1,393	1,389,638
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 10/04/29		2,832	2,781,384
Fortis 333, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 03/29/32		1,444	1,399,770
Illuminate Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/31/29		1,492	1,479,423
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 02/18/30		29	25,467
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 10/07/31		25	17,431
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.50%, 04/08/31		73	49,785
SCIL IV LLC, USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.79%, 11/08/32		1,315	1,308,172
			8,451,070
Commercial Services & Supplies — 2.9%
Catawba Nation Gaming Authority, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 03/29/32		1,466	1,485,098
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 04/01/32		746	715,467
CohnReznick LLP(n)
Delayed Draw Term Loan, 03/31/32		103	99,112
Term Loan, 03/31/32		647	623,700
Fusion Holding Corp.(d)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 9.92%, 09/15/28		— (m)	43
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 10.17%, 09/14/29		226	204,251
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 06/02/31		1,668	1,550,395
Kellermeyer Bergensons Services LLC, 2024 Amendment No. 8 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 1.75% and 3.50% PIK), 9.07%, 11/06/28(d)(h)		391	391,024
LABL, Inc., 2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.38%, 12/02/26		5	5,381
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 7.66%, 08/11/28		1,461	1,053,251
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Pueblo Mechanical and Controls LLC(d)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.70%, 08/23/28	USD	485	$ 479,493
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.70%, 08/23/28		700	691,236
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 7.25%), 11.07%, 08/31/29(d)(h)		1,388	1,387,806
Thunder Purchaser, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.10%, 06/30/28(d)		384	377,232
TouchTunes Music Group LLC, 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.45%, 04/02/29		3,545	3,387,300
TruGreen LP, 2020 Term Loan, (3-mo. CME Term SOFR + 4.00%), 7.77%, 11/02/27(d)		1,054	1,001,525
TTF Holdings LLC, 2024 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.38%, 07/18/31		2,446	1,810,074
			15,262,388
Construction & Engineering — 2.4%
Arcfield Acquisition Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 8.67%, 10/28/31(d)		1,755	1,764,866
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30		944	807,559
Lighthouse Parent Holdings, Inc.(d)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.42%, 12/22/31		16	16,019
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.42%, 12/22/31		59	58,606
LJ Avalon Holdings LLC(d)
2024 1st Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 02/01/30		779	775,731
2025 3rd Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 02/01/30		472	470,295
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 02/01/30		107	106,701
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.15%, 02/01/30		278	277,120
RBS Buyer, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.42%, 07/31/31(d)		2,030	2,060,247
Saber Parent Holdings Corp.(d)
Revolver, (Prime + 3.50%), 10.25%, 12/16/32		110	108,458
Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 12/16/32		2,481	2,454,817
Titan Home Improvement LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.42%, 05/31/30(d)		3,674	3,674,419
			12,574,838
Construction Materials — 0.0%
Kellermeyer Bergensons Services LLC, 2023 6th Amendment Term Loan, 0.00%, 11/06/28(d)(l)		180	16,950

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Discretionary — 0.3%
Razor Group GmbH(d)(l)
2025 Tranche Term Loan 2 A, 0.00%, 12/20/29	USD	227	$ —
2025 Tranche Term Loan 2 B, 0.00%, 12/20/29		100	—
2025 Tranche Term Loan 3 B, 0.00%, 12/20/29		1,513	—
Sellerx, 2024 Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.66%, 10/28/26(d)		130	130,344
Shutterfly, Inc., 2023 2nd Lien PIK Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.00% and % PIK), 8.67%, 10/01/27(h)		1,684	1,602,303
			1,732,647
Consumer Finance — 0.1%
Barri Financial Group LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.25%), 12.02%, 12/14/27(d)		376	361,957
Containers & Packaging — 0.3%
Brook & Whittle Holding Corp., 2025 Term Loan C, 0.00%, 03/14/29(d)(l)		3,373	—
Iris Holding, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.52%, 06/28/28		1,486	1,388,598
			1,388,598
Distributors — 0.6%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 7.68%, 10/28/27		3,285	3,079,687
Diversified Consumer Services — 1.2%
Express Wash Acquisition Co. LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 9.90%, 04/10/31(d)		4,699	4,327,429
Mckissock Investment Holdings LLC
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.82%, 03/12/29		130	112,445
Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.67%, 03/12/29		903	780,993
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 6.67%, 02/07/31		22	21,688
Pluralsight, Inc., 2024 Second Priority Term Loan B, 0.00%, 08/22/29(d)(l)		758	120,914
TL Voltron Purchaser LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 12/31/30(d)		80	78,540
University Support Services LLC, 2022 Term Loan B, 02/10/29(n)		992	971,247
			6,413,256
Diversified Telecommunication Services — 0.0%
Sunrise Financing Partnership, Term Loan AAA, (6-mo. CME Term SOFR at 0.00% Floor + 2.47%), 6.10%, 02/15/32		25	24,805
Electric Utilities — 0.3%
MRP Buyer LLC
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 06/04/32		101	100,366
Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 06/04/32		1,309	1,307,453
			1,407,819
Security		Par (000)	Value
Electrical Equipment(d) — 0.0%
Sparkstone Electrical Group
Revolver, (3-mo. CME Term SOFR + 5.25%), 8.92%, 10/15/31	USD	4	$ 3,240
Term Loan, (3-mo. CME Term SOFR + 5.25%), 8.90%, 10/15/31		55	45,706
			48,946
Energy Equipment & Services — 0.3%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 07/31/31		1,467	1,443,816
Entertainment — 0.0%
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 03/24/32		168	166,936
Financial Services — 9.5%
1475 Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 8.92%, 01/18/30(d)		79	78,010
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 12/21/28		63	62,867
Accuserve Solutions, Inc., 2024 Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.68%, 03/15/30(d)		598	504,668
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.66%, 05/21/31		97	96,638
Apex Group Treasury LLC, 2025 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/27/32		3,062	2,781,041
Beekeeper Buyer, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 8.95%, 06/30/31(d)		3,009	2,954,902
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/19/31		136	135,314
Empower Payments Investor LLC(d)
2025 3rd Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.15%, 03/12/31		1,480	1,468,007
2025 3rd Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.20%, 03/12/31		4,935	4,893,326
Foreside Financial(d)
2021 Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.11%, 09/30/27		20	20,339
2024 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.09%, 09/30/27		500	500,179
Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.07%, 09/30/27		1,925	1,924,668
GC Champion Acquisition LLC, 1st Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.67%, 08/21/28(d)		47	46,691
GC Waves Holdings, Inc., 2024 Replacing Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.17%, 10/04/30(d)		3,829	3,866,970
Lucky U.S. Buyerco LLC(d)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 8.25%), 11.92%, 03/29/29		10	9,888
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Lucky U.S. Buyerco LLC(d) (continued)
Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 6.25% and 2.00% PIK), 11.92%, 03/29/29(h)	USD	85	$ 82,707
Nxgen Buyer, Inc.(d)
2024 11th Amendment Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.42%, 11/01/27		3,787	3,756,500
2024 11th Amendment Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 10.50%, 11/01/27		12	11,681
2025 12th Amendment Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.42%, 11/01/27		273	270,389
Oak Funding LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.17%, 12/02/32(d)		6,085	6,036,430
Oak Purchaser, Inc., 2024 Delayed Draw Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.24%, 05/31/28(d)		64	62,784
Oasis Financial LLC, 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.50%), 12.28%, 07/05/26(d)		833	833,333
Orion U.S. Finco, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.15%, 10/10/33(d)		1,472	1,376,300
PMA Parent Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.45%, 01/31/31(d)		87	86,018
PREIT Associates LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 7.00%), 10.67%, 04/01/29		3,627	3,708,434
SitusAMC Holdings Corp., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.20%, 05/14/31(d)		4,912	4,892,845
Smarsh, Inc.(d)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.42%, 02/16/29		42	40,637
2022 Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.45%, 02/16/29		20	19,525
2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.45%, 02/16/29		1,714	1,647,429
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/16/31(d)		1,461	1,457,163
Wealth Enhancement Group LLC(d)
2021 August Delayed Draw Term Loan, (3-mo. CME Term SOFR + 4.25%), 7.91%, 10/02/28		1,161	1,156,491
2024 11th Amendment Delayed Draw Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 4.25%), 7.91%, 10/02/28		3,496	3,481,522
Wharf Street Ratings Acquisition LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.42%, 09/16/32(d)		2,126	2,134,759
			50,398,455
Food Products — 0.2%
JP Intermediate B LLC, 2025 Term Loan (2030), (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 10.70%, 09/30/30(d)		161	160,710
PFI Lower Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 12/01/32		684	685,083
			845,793
Ground Transportation(d) — 0.9%
Keep Truckin, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.03%, 04/08/27		500	503,000
Security		Par (000)	Value
Ground Transportation (continued)
Keep Truckin, Inc. (continued)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.03%, 04/08/27	USD	988	$ 994,022
Delayed Draw Term Loan 2, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.03%, 04/08/27		1,512	1,520,978
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.03%, 04/08/27		2,000	2,012,000
			5,030,000
Health Care Equipment & Supplies — 3.5%
Agiliti Health, Inc., 2023 Term Loan, (6-mo. CME Term SOFR + 3.00%), 6.58%, 05/01/30		1,384	1,342,630
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/29		207	202,293
Bausch & Lomb Corporation, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 01/15/31		8,260	8,270,097
Birdie Bidco, Inc.(d)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 10.40%, 11/17/32		67	66,949
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.45%, 11/17/32		2,803	2,786,668
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 7.80%, 10/01/27		266	258,210
Polaris Newco LLC
USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 7.68%, 06/02/28		952	835,080
USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 7.93%, 06/02/28		5,644	4,937,064
			18,698,991
Health Care Providers & Services — 7.0%
ADMI Corp.
2021 Incremental Term Loan B3, (1-mo. CME Term SOFR + 3.75%), 7.53%, 12/23/27		1,470	1,374,512
2023 Term Loan B5, (1-mo. CME Term SOFR + 5.75%), 9.42%, 12/23/27		2,380	2,270,274
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, 0.00%, 01/15/27		4,470	4,486,677
2022 2nd Lien Third Out Term Loan, (3-mo. CME Term SOFR + 12.00%), 15.90%, 11/15/26(d)		2,266	265,104
CareRing Health LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 9.67%, 05/04/28(d)		664	650,509
CBI-Gator Acquisition LLC(d)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.32%, 10/25/27		236	227,629
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75% and 0.75% PIK), 10.32%, 10/25/27(h)		2,802	2,709,859
Ensemble RCM, LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 02/09/33		2,130	2,102,430
EyeCare Partners LLC, 2024 Third Out Term Loan C, 0.00%, 11/30/28(l)		7	1,164
Ivyrehab Intermediate II LLC, 2024 2nd Amendment Tranche A Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.02%, 04/23/29(d)		99	99,197
IvyRehab Intermediate II LLC, 2025 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.77%, 04/23/29(d)		2,354	2,341,005
Lumexa Imaging, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 12/17/32		1,661	1,664,243

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 0.00%, 11/01/28	USD	— (m)	$ 9
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.77%, 11/01/29		80	6,400
MRO Parent Corp., Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.17%, 06/09/32(d)		4,238	4,237,963
Onex TSG Intermediate Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 08/06/32		859	862,256
Patriot Home Care, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 9.67%, 05/05/28(d)		2,860	2,803,964
Precision Medicine Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 08/20/32		1,138	1,135,296
PTSH Intermediate Holdings, LLC, 2026 6th Amendment Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.70%, 01/10/33(d)		2,894	2,849,440
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60% and 4.75% PIK), 15.00%, 01/28/28(d)(h)		3,840	2,553,862
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/19/31		1,342	1,314,982
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 09/27/30		1,423	1,405,448
Team Health Holdings, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 06/30/28		1,898	1,887,996
			37,250,219
Health Care Services(d) — 0.9%
NP Kaba Mergersub, Inc
Revolver, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.15%, 01/31/33		105	103,927
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.20%, 01/31/33		4,465	4,416,680
			4,520,607
Health Care Technology(d) — 1.1%
Appriss Health LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.52%, 05/05/28		691	690,686
ESO Solutions, Inc.
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.43%, 05/03/27		964	955,030
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.44%, 05/03/27		279	276,872
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.43%, 05/03/27		3,696	3,663,052
			5,585,640
Hotels, Restaurants & Leisure — 4.8%
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29		37	35,794
Gympass, 2024 2nd Amendment Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.50% Floor + 6.00% and 3.25% PIK), 10.28%, 08/29/29(d)(h)		4,944	4,944,394
Herschend Entertainment Co. LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/27/32		1,419	1,419,603
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.95%, 08/01/30		25	23,173
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Oravel Stays Singapore Pte. Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 11.71%, 01/08/30	USD	4,964	$ 5,037,935
Peninsula Pacific Entertainment Development LLC, 2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 10/01/32		280	278,420
Peninsula Pacific Entertainment LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 10/01/32		2,321	2,309,623
SGH2 LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.20%, 08/18/32(d)		1,467	1,439,031
Showtime Acquisition LLC, 2024 1st Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.40%, 08/16/31(d)		4,881	4,816,971
Stonebridge Cos. LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.67%, 05/16/31(d)		3,234	3,266,251
Voyager Parent LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 07/01/32		1,405	1,393,987
Wellhub Inc., Term Loan, (1-mo. CME Term SOFR + 3.25% and 3.25% PIK), 10.28%, 07/08/27(d)(h)		287	287,285
			25,252,467
Household Durables — 0.1%
SWF Holdings I Corp., 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.78%, 10/06/28		591	368,283
Industrial Conglomerates — 0.4%
Forgent Intermediate IV LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 12/20/32		1,264	1,267,510
Resilience Parent LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.10%, 02/28/33		633	629,081
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.46%, 12/31/29(d)		28	22,485
			1,919,076
Insurance — 2.9%
Acrisure LLC
2024 1st Lien Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/06/30		1,375	1,330,231
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 06/21/32		903	873,898
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/19/31		1,492	1,479,586
Goosehead Insurance Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 01/08/32(d)		300	292,289
HIG Operations Holdings, Inc., 2025 6th Amendment Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 06/11/31(d)		4,238	4,237,968
IT Parent LLC(d)
2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.27%, 10/01/26		303	301,427
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 9.27%, 10/01/26		287	285,173
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.27%, 10/01/26		2,379	2,364,263
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33		1,414	1,371,880
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 07/02/31		1,452	1,400,893
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 05/06/31	USD	205	$ 201,361
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 05/06/32		34	33,295
USI, Inc., 2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 11/21/29		1,088	1,084,913
			15,257,177
Interactive Media & Services(d) — 0.7%
Kid Distro Holdings LLC
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 7.92%, 10/01/29		352	346,800
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 7.92%, 10/01/29		3,238	3,185,356
			3,532,156
IT Services — 7.6%
Acquia, Inc.(d)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.80%, 10/30/26		36	35,366
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.80%, 10/30/26		481	473,087
Applause App Quality, Inc., 2024 7th Amendment Refinancing Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 5.75%), 9.45%, 10/24/29(d)		81	79,354
Aventiv Technologies LLC, 2025 5th Amendment Incremental Bridge Loan, (3-mo. CME Term SOFR at 1.00% Floor + 10.00%), 13.93%, 09/30/26		3,000	3,112,500
Bynder Holding BV(d)
Term Loan Tranche A, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.67%, 01/26/29		15	14,836
Term Loan Tranche B, (3-mo. CME Term SOFR at -5.00% Floor + 6.00%), 9.67%, 01/26/29		54	53,781
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 07/06/29		1,516	1,076,188
CivicPlus LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.25% and 2.75% PIK), 9.67%, 08/23/30(d)(h)		1,865	1,838,971
Delivery Hero Finco LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR + 5.00%), 8.64%, 12/12/29		4,014	3,933,478
Elastic Path Software, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.41%, 01/06/27(d)		1,342	1,249,053
G-3 Apollo Acquisition Corp.(d)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.70%, 03/10/31		1	1,393
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.67%, 03/10/31		66	64,512
Honey Intermediate, Inc., Term Loan, (1-mo. CME Term SOFR + 2.88% and 3.38% PIK), 9.92%, 09/30/31(d)(h)		93	90,642
Huckabee Acquisition LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 8.95%, 01/16/30(d)		73	72,710
Integratecom, Inc.(d)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.60%, 12/15/27		104	97,523
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.61%, 12/15/27		139	131,022
Intercept Bidco, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 9.42%, 06/03/30(d)		3,611	3,546,111
Security		Par (000)	Value
IT Services (continued)
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.45%, 10/07/32	USD	1,608	$ 1,285,499
Lightspeed Solution LLC(d)
2025 2nd Amendment Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 9.67%, 03/01/28		92	90,843
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 9.67%, 03/01/28		27	27,235
LogicMonitor, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.17%, 11/19/31(d)		200	195,240
Madison Logic Holdings, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 10.77%, 12/30/28(d)		89	76,404
Magenta Security Holdings LLC, 2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 9.92%, 07/27/28		4,069	4,020,301
Oak Purchaser, Inc., Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 11.25%, 05/31/28(d)		19	19,074
Persado, Inc., Term Loan, (1-mo. CME Term SOFR at 1.80% Floor + 7.50%), 11.17%, 06/10/27(d)		74	80,487
Pluralsight, Inc., 2024 First Priority Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.00% and 1.50% PIK), 8.17%, 08/22/29(d)(h)		425	425,073
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.95%, 10/26/30		1,426	1,074,419
Research Now Group LLC, 2024 First Lien Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.41%, 10/15/28		5,679	2,867,742
Rocket Software, Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 11/28/28		3,821	3,638,668
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 07/31/31		1,492	1,463,438
Serrano Parent LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.16%, 05/13/30(d)		90	82,667
Skopima Merger Sub, Inc., 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 05/12/28		2,491	1,939,038
SMX Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 02/06/32		2,444	2,403,320
SonicWall U.S. Holdings, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 8.70%, 05/18/28		216	63,562
Suited Connector LLC, Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 11.84%, 12/01/27(d)		901	900,652
Trading Tech International, Inc.(d)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.91%, 11/04/32		911	899,687
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.91%, 11/04/32		2,732	2,699,060
			40,122,936
Leisure Products — 0.3%
GSM Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.70%, 09/30/31		1,470	1,454,819

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Life Sciences Tools & Services — 0.7%
WCG Intermediate Corp., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 02/25/32	USD	4,100	$ 3,989,054
Machinery — 1.8%
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 10/21/28		145	144,862
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33		4,393	4,329,031
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.17%, 03/03/33		8	7,569
Sonny’s Enterprises LLC(d)
2023 Restatement Date Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.31%, 08/05/28		3,747	3,601,315
2024 1st Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.32%, 08/05/28		92	88,914
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30		1,343	1,344,844
			9,516,535
Media — 2.4%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31		4,932	4,935,353
CMG Media Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 7.30%, 06/18/29		1,505	1,405,963
Coral-U.S. Co-Borrower LLC, 2021 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.79%, 10/15/29		2,842	2,820,822
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		132	115,991
MSM Acquisitions, Inc.(d)
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.67%, 12/09/26		83	58,010
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.67%, 12/09/26		357	249,889
Revolver, (3-mo. CME Term SOFR + 6.00%), 9.67%, 12/09/26		150	104,782
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.67%, 12/09/26		1,083	757,917
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 10/17/31		2,522	2,274,961
Streamland Media Midco LLC(d)
2025 2nd Amendment First Out Delayed Draw TL, (3- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.29%, 04/02/29		7	6,684
2025 2nd Amendment First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.50% and 1.00% PIK), 9.46%, 04/02/29(h)		31	31,264
2025 2nd Amendment Last Out Term Loan, 0.00%, 04/02/29(l)		28	9,253
2025 Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.46%, 04/02/29		5	4,494
			12,775,383
Metals & Mining — 0.5%
Trulite Glass & Aluminum Solutions LLC, Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.66%, 03/01/30(d)		2,827	2,601,190
Security		Par (000)	Value
Multi-Utilities — 0.0%
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 03/03/32	USD	119	$ 119,326
Oil, Gas & Consumable Fuels — 1.0%
Freeport LNG Investments, LLLP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 02/11/33		2,934	2,931,394
Par Petroleum LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.93%, 02/28/30		1,468	1,467,362
Prairie ECI Acquiror LP, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/01/29		1,044	1,044,592
			5,443,348
Paper & Forest Products — 0.0%
FSK Pallet Holding Corp., Term Loan, (3-mo. CME Term SOFR + 6.75%), 10.55%, 12/23/26(d)		91	90,088
Passenger Airlines — 0.2%
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.44%, 08/27/29		1,474	1,337,304
Pharmaceuticals — 2.9%
Advarra Holdings, Inc., 2025 Incremental Term Loan, (1- mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.17%, 09/15/31(d)		6,064	6,124,290
Alcami Corp.(d)
2022 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 10.77%, 12/21/28		5	5,073
2022 Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 10.78%, 12/21/28		3	2,968
2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 10.82%, 12/21/28		69	68,918
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/01/32		1,358	1,361,545
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 04/23/31		1,522	1,512,684
Gainwell Acquisition Corp., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 11.75%, 10/02/28(d)		994	948,087
Pathway Vet Alliance LLC, 2025 Tranche A Term Loan A, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.67%, 06/30/28		5,609	5,525,259
			15,548,824
Professional Services — 5.0%
Applause App Quality, Inc., 2024 7th Amendment Refinancing Revolver, (3-mo. CME Term SOFR at 1.50% Floor + 5.75%), 9.40%, 10/24/29(d)		1	793
Bullhorn, Inc.(d)
2019 Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.67%, 10/01/29		37	35,571
2020 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.67%, 10/01/29		4,064	3,982,711
2024 8th Amendment Delayed Draw Term Loan 1, (1- mo. CME Term SOFR at 1.00% Floor + 0.00%), 8.67%, 10/01/29		544	532,688
2025 8th Amendment Delayed Draw Term Loan 2, (1- mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.67%, 10/01/29		63	61,492
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Professional Services (continued)
Chronicle Bidco, Inc.(d)
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.67%, 04/15/31	USD	47	$ 46,124
2025 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.67%, 04/15/31		1,091	1,074,858
Compsych Investments Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.42%, 07/22/31(d)		3,267	3,299,317
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.28%, 06/02/28		92	88,261
DTI Holdco, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 7.65%, 04/26/29		6,414	5,516,255
Employ, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 7.50%), 11.17%, 08/07/28(d)		250	213,147
HSI Halo Acquisition, Inc.(d)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.67%, 06/30/31		205	200,756
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.67%, 06/30/31		2,283	2,237,367
Job & Talent USA, Inc.(d)
3rd Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.42%, 10/13/28		2,055	1,981,194
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.42%, 10/13/28		514	495,299
Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.42%, 10/13/28		1,541	1,485,896
KUEHG Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.45%, 06/12/30		1,007	897,159
Pueblo Mechanical and Controls LLC, 2022 Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.68%, 08/23/27(d)		39	38,842
Security Services Acquisition Sub Corp.(d)
2024 12th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 9.52%, 09/30/27		923	915,661
2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 9.52%, 09/30/27		1,831	1,816,460
Vensure Employer Services, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 8.70%, 09/29/31(d)		96	95,949
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/26/31		1,368	1,321,463
			26,337,263
Real Estate Management & Development(d) — 1.0%
1475 Holdings LLC, Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 8.92%, 01/18/30		3	2,837
Greystone Affordable Housing Initiatives LLC
2022 Term Loan, (1-mo. CME Term SOFR at 1.25% Floor + 6.50%), 10.28%, 03/08/27		1,636	1,626,223
Delayed Draw Term Loan, (6-mo. CME Term SOFR at 1.25% Floor + 6.00%), 10.06%, 03/02/27		2,800	2,744,000
HowlCo LLC, 2021 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.00% and 3.50% PIK), 10.33%, 10/22/27(h)		1,183	1,142,032
			5,515,092
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment(d)(l) — 0.2%
Emerald Electronics Manufacturing Services, Term Loan, 0.00%, 12/29/27	USD	1,343	$ 671,410
Emerald Technologies U.S. Acquisitionco, Inc., Revolver, (3-mo. CME Term SOFR + 6.00%), 9.94%, 10/01/29		516	254,291
			925,701
Software — 10.3%
Alphasense, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.25%), 9.95%, 06/27/29(d)		4,167	4,122,612
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 03/26/32		46	44,652
Boxer Parent Co., Inc., 2025 USD Term Loan B, 07/30/31(n)		799	739,179
Clever Devices Ltd.(d)
Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.67%, 06/12/30		443	437,911
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.67%, 06/12/30		2,617	2,588,052
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.68%, 12/09/31		179	171,367
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.28%, 06/04/29		30	27,881
DNAnexus, Inc.(d)
2024 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.93%, 12/18/29		5	4,960
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.93%, 12/18/29		25	24,800
Docupace Technologies LLC(d)
Delayed Draw Term Loan B, (3-mo. CME Term SOFR + 5.75%), 9.45%, 07/15/30		449	436,056
Term Loan, (3-mo. CME Term SOFR + 5.75%), 10.20%, 07/15/30		2,064	2,005,859
Doughlas Holdings, Inc., PIK Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.50%), 10.20%, 07/15/30(d)(h)		252	245,451
Emburse, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 7.95%, 05/28/32(d)		3,684	3,721,053
Firstup, Inc.(d)
Amendment No. 2 Term Loan, (3-mo. CME Term SOFR + 6.75%), 10.45%, 07/13/27		428	395,033
Term Loan, (3-mo. CME Term SOFR + 6.75%), 10.45%, 07/13/27		4,164	3,843,392
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/32		1,200	1,146,781
HS Purchaser, LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.76%, 05/21/29		3,842	3,299,235
Integratecom, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.60%, 12/15/27(d)		1,633	1,534,786
Johnstone Supply LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 06/09/31		2,154	2,137,498
Kaseya, Inc.
2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/22/32		2,722	2,534,887
2025 2nd Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.67%, 03/21/33		1,473	1,165,123
Lightspeed Solution LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 9.67%, 03/01/28(d)		417	412,935
Mitchell International, Inc., 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 06/17/31		1,362	1,295,871

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Oak Purchaser, Inc.(d)
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.24%, 05/31/28	USD	262	$ 258,521
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.24%, 05/31/28		1,439	1,430,519
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.24%, 05/31/28		2,159	2,145,778
Oceankey U.S. II Corp., 2021 Term Loan, 12/15/28(n)		2,182	2,045,937
Ping Identity Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/15/32(d)		610	601,686
Pluralsight, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.00% and 1.50% PIK), 8.17%, 08/22/29(d)(h)		228	227,648
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/31/28		2,767	2,674,324
Red Planet Borrower LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.67%, 09/08/32		3,056	2,984,428
Spartan Bidco Pty. Ltd.(d)
Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 10.32%, 01/24/28		79	78,177
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 10.32%, 01/24/28(h)		2,099	2,076,903
Storable Intermediate Holdings LLC, 2025 Term Loan B, 04/16/31(n)		449	427,130
Surf Holdings, LLC, 2025 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.27%, 03/05/27		1,550	1,469,124
Thunder Purchaser, Inc.(d)
2024 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.10%, 06/30/28		685	673,629
2024 Refinancing Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.10%, 06/30/28		3,034	2,982,618
Traack Technologies, Inc., Term Loan, (6-mo. CME Term SOFR + 7.50%), 11.60%, 09/15/26(d)		378	366,978
Zilliant, Inc.(d)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 9.77%, 12/21/27(h)		328	213,299
Revolver, (1-mo. CME Term SOFR + 6.00%), 10.42%, 12/21/27		148	96,444
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 9.77%, 12/21/27(h)		1,789	1,164,928
			54,253,445
Specialty Retail — 3.1%
Great Outdoors Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 6.92%, 01/23/32		1,466	1,461,477
Hanna Andersson LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.02%, 07/02/26(d)		2,879	2,783,751
Michaels Cos., Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.67%, 03/15/33		1,201	1,162,646
Petco Health & Wellness Co., Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 7.95%, 02/03/31		5,369	5,236,440
Security		Par (000)	Value
Specialty Retail (continued)
Project Aurora US Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 12/06/32	USD	12	$ 11,970
Pye-Barker Fire & Safety LLC
2025 Delayed Draw Term Loan, 12/16/32(n)		119	119,271
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/16/32		797	798,198
Sellerx(d)
2025 Revolver, (3-mo. CME Term SOFR + 5.00%), 8.70%, 06/25/29		1,219	1,218,489
2025 Tranche A1 Term Loan, (3-mo. CME Term SOFR + 9.00%), 12.70%, 12/31/28		792	581,014
2025 Tranche A2 Term Loan, (3-mo. CME Term SOFR + 9.00%), 12.70%, 12/31/28		791	580,675
Staples, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.75%), 9.41%, 09/04/29		1,094	991,947
Supergoop LLC(d)
Revolver, (3-mo. CME Term SOFR + 5.75%), 9.51%, 12/29/27		270	258,046
Term Loan, (3-mo. CME Term SOFR + 5.75%), 9.52%, 12/29/28		1,149	1,096,269
			16,300,193
Technology Hardware, Storage & Peripherals — 0.8%
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/15/32		195	182,812
SumUp Holdings Luxembourg, 2024 Delayed Draw Term Loan A, (3-mo. CME Term SOFR at 1.50% Floor + 5.50%), 9.17%, 04/22/31(d)		4,000	4,000,000
			4,182,812
Textiles, Apparel & Luxury Goods — 0.0%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/13/32		30	29,462
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.00% and % PIK), 7.67%, 07/02/29(d)(h)		42	19,304
Transportation Infrastructure — 0.0%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.02%, 12/15/26		108	107,295
SIRVA Worldwide, Inc., 2024 Term Loan, 0.00%, 08/20/29		— (m)	2
			107,297
Wireless Telecommunication Services — 1.7%
Delta TopCo, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/30/29		3,222	3,111,648
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Liberty Co. Insurance Brokers LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.38%, 10/15/32(d)	USD	1,232	$ 1,180,108
OpenMarket, Inc., 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.20%, 06/11/29(d)		4,876	4,797,694
			9,089,450
Total Floating Rate Loan Interests — 90.6% (Cost: $500,808,273)			479,119,529

	Shares
Investment Companies
Equity Funds — 0.3%
H-Food Holdings, LLC	671	12,414
Igloo Parent Holdings LLC, (Acquired 05/09/25, Cost: $1,770,617)(d)(f)(o)	21	1,763,900
		1,776,314
Total Investment Companies — 0.3% (Cost: $1,778,277)		1,776,314

		Par (000)
Preferred Securities
Capital Trusts — 0.1%(a)
Electric Utilities — 0.0%
Dominion Energy, Inc., 6.63%, 05/15/55	USD	10	10,153
Pharmaceuticals — 0.1%
Bayer AG, 5.38%, 03/25/82(g)	EUR	400	460,082
			470,235

	Shares
Preferred Stocks — 1.0%
Broadline Retail — 0.5%
StubHub, Inc., Series K, 12/31/49(d)(e)	3,000	2,522,450
Construction Materials — 0.0%
Kellermeyer Bergensons Services LLC(d)(e)	45,118	—
Consumer Discretionary — 0.0%
Sellerx, Series Z(d)(e)	4,707,471	47
Consumer Finance — 0.0%
WorldRemit Ltd., Series X, (Acquired 06/24/24, Cost: $0)(d)(e)(f)	136	16,235
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30(e)	8	1,375
Security	Shares	Value
Insurance — 0.0%
Alliant Cali, Inc., (Acquired 09/24/24, Cost: $83,725), 12/31/79(d)(f)	85	$ 84,759
Interactive Media & Services(d)(e)(f) — 0.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $681,004)	6,215	1,796,321
Streamland Media Holdings LLC, (Acquired 03/31/25, Cost: $42,479)	264	—
		1,796,321
IT Services(d) — 0.0%
Suited Connector LLC(a)	2,377,715	118,788
Veritas Newco(e)
Series G	219	4,161
Series G-1	161	3,059
		126,008
Professional Services(d)(e)(f) — 0.1%
Job and Talent Holding Ltd.
Series F-1, (Acquired 02/12/25, Cost: $213,159)	16,953	452,900
Series F-3, (Acquired 02/12/25, Cost: $0)	1,130	29,082
		481,982
Specialty Retail(d)(e) — 0.0%
Razor Group GMBH Priority 4	696,280	7
Razor Group GMBH Priority 5C	2,815,464	28
		35
		5,029,212
Total Preferred Securities — 1.1% (Cost: $6,160,742)		5,499,447
Warrants
Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC, (Acquired 02/07/20, Cost: $—), (Issued 02/07/20, Expires 02/07/30)(c)(d)(e)(f)	142	27,180
Consumer Finance — 0.0%
WorldRemit Ltd., Series D, (Issued/Exercisable 02/11/21, 1,596 Shares for 1 Warrant, Expires 02/11/31, Strike Price USD 37.59)(d)(e)	1,596	1,309
Ground Transportation — 0.0%
Motive Technologies, Inc.(d)(e)	75,000	73,500
Interactive Media & Services — 0.0%
Research Now, Inc., (Issued 07/15/24, Exercisable 07/15/29, Expires 07/15/29, Strike Price USD 37.72)(d)(e)	2,857	429

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 0.0%
Grey Orange, (Issued/Exercisable 05/06/22, 1 Share for 1 Warrant, Expires 05/06/32, Strike Price USD 28.93)(d)(e)	460	$ 92
Total Warrants — 0.0% (Cost: $29)		102,510
Total Long-Term Investments — 112.5% (Cost: $621,689,749)		594,734,742
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 3.55%(o)(p)	8,066,721	8,066,721
Total Short-Term Securities — 1.5% (Cost: $8,066,721)		8,066,721
Total Investments — 114.0% (Cost: $629,756,470)		602,801,463
Liabilities in Excess of Other Assets — (14.0)%		(73,937,026)
Net Assets — 100.0%		$ 528,864,437

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security is held by a wholly-owned subsidiary.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,170,379, representing 0.8% of its net assets as of period end, and an original cost of $4,776,074.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Perpetual security with no stated maturity date.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Rounds to less than 1,000.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 20,588,195	$ —	$ (12,521,474)(a)	$ —	$ —	$ 8,066,721	8,066,721	$ 101,579	$ —
Igloo Parent Holdings LLC	1,747,103	—	—	—	16,797	1,763,900	21	—	—
				$ —	$ 16,797	$ 9,830,621		$ 101,579	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	200,000	USD	229,410	HSBC Bank PLC	04/15/26	$ 1,902
USD	5,025,845	EUR	4,340,000	Goldman Sachs International	04/15/26	6,379
USD	733,657	GBP	550,000	Bank of America N.A.	04/15/26	5,693
						13,974
USD	18,459	EUR	16,000	Deutsche Bank AG	06/17/26	(100)
						$ 13,874
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 44,013,721	$ —	$ 44,013,721
Common Stocks
Beverages	—	—	—	—
Broadline Retail	—	—	—	—
Capital Markets	—	—	22,828	22,828
Construction & Engineering	442	—	—	442
Construction Materials	—	—	—	—
Consumer Discretionary	—	—	1	1
Diversified Consumer Services	—	—	2	2
Environmental, Maintenance & Security Service	—	—	91,734	91,734
Financial Services	—	—	—	—
Ground Transportation	—	22	—	22
Health Care Providers & Services	—	—	21,831	21,831
Industrial Conglomerates	—	8,685	—	8,685
IT Services	—	—	10,297	10,297
Machinery	—	—	13,594	13,594
Real Estate Management & Development	—	—	—	—
Specialty Retail	—	—	—	—
Trading Companies & Distributors	—	—	3,801	3,801
Wireless Telecommunication Services	—	50,881	—	50,881
Corporate Bonds
Advertising Agencies	—	260,566	—	260,566
Automobile Components	—	2,976,943	—	2,976,943
Automobiles	—	229,555	—	229,555
Capital Markets	—	1,398,866	—	1,398,866
Chemicals	—	517,751	—	517,751
Commercial Services & Supplies	—	495,704	—	495,704
Consumer Finance	14,388	108,330	—	122,718
Consumer Staples Distribution & Retail	—	114,998	—	114,998
Containers & Packaging	—	2,676,693	—	2,676,693
Diversified REITs	—	2,817,211	—	2,817,211
Diversified Telecommunication Services	—	2,695,784	—	2,695,784
Electric Utilities	—	127,500	—	127,500
Energy Equipment & Services	—	5,572,243	—	5,572,243
Entertainment	—	2,906,583	—	2,906,583
Financial Services	—	3,229,230	—	3,229,230
Health Care Providers & Services	—	1,958,896	—	1,958,896

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Insurance	$ —	$ 4,588,222	$ —	$ 4,588,222
Interactive Media & Services	—	4,766,821	—	4,766,821
IT Services	—	2,529,038	—	2,529,038
Media	—	1,827,854	—	1,827,854
Oil, Gas & Consumable Fuels	—	1,042,153	—	1,042,153
Pharmaceuticals	—	686,934	—	686,934
Real Estate Management & Development	—	598,195	—	598,195
Software	—	2,517,751	—	2,517,751
Specialty Retail	—	12,494,199	—	12,494,199
Textiles, Apparel & Luxury Goods	—	258,220	—	258,220
Wireless Telecommunication Services	—	448,420	—	448,420
Fixed Rate Loan Interests	—	1,137,683	3,002,372	4,140,055
Floating Rate Loan Interests	—	229,237,117	249,882,412	479,119,529
Investment Companies	—	12,414	1,763,900	1,776,314
Preferred Securities
Capital Trusts	—	470,235	—	470,235
Preferred Stocks	—	1,375	5,027,837	5,029,212
Warrants	—	—	102,510	102,510
Short-Term Securities
Money Market Funds	8,066,721	—	—	8,066,721
Unfunded Floating Rate Loan Interests(a)	—	1,090	97,772	98,862
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(2,027)	(746,131)	(748,158)
	$8,081,551	$334,775,856	$259,294,760	$602,152,167
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 13,974	$ —	$ 13,974
Liabilities
Foreign Currency Exchange Contracts	—	(100)	—	(100)
	$—	$13,874	$—	$13,874

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation)
on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $59,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Investment Companies	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2025	$ 55,022	$ 2,460,086	$ 3,195,748	$ 242,932,932	$ 1,747,103	$ 5,859,554	$ (710,813)
Transfers into Level 3(a)	—	—	—	27,541,373	—	—	11,837
Transfers out of Level 3(b)	—	(2,460,086)	—	(6,889,745)	—	—	44
Accrued discounts/premiums	—	—	3,126	124,263	—	—	—
Net realized gain (loss)	—	—	105	199,638	—	—	—
Net change in unrealized appreciation (depreciation)(c)	(97,568)	—	85,602	(1,698,115)	16,797	(950,505)	50,573
Purchases	206,634	—	87,279	18,213,591	—	118,788	—
Sales	—	—	(369,488)	(30,541,525)	—	—	—
Closing balance, as of March 31, 2026	$ 164,088	$ —	$ 3,002,372	$ 249,882,412	$ 1,763,900	$ 5,027,837	$ (648,359)
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(c)	$ (97,568)	$ —	$ 85,602	$ (3,750,836)	$ 16,798	$ (950,503)	$ 23,163
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund

	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ 101,408	$ 255,641,040
Transfers into Level 3(a)	—	27,553,210
Transfers out of Level 3(b)	—	(9,349,787)
Accrued discounts/premiums	—	127,389
Net realized gain (loss)	—	199,743
Net change in unrealized appreciation (depreciation)(c)	1,103	(2,592,113)
Purchases	—	18,626,292
Sales	(1)	(30,911,014)
Closing balance, as of March 31, 2026	$ 102,510	$ 259,294,760
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(c)	$ 1,102	$ (4,672,242)

(a)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $33,293,944.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Floating Rate Loan Interests(b)	$216,834,634	Income	Discount Rate	8% - 25%	11%
		Market	Revenue Multiple	0.33x -3.00x	2.39x
			EBITDA Multiple	6.75x - 11.75x	9.49x

Common Stock	10,297	Market	EBITDA Multiple	9.75x	—

Fixed Rate Loan Interests	2,388,157	Income	Discount Rate	13%	—

Investment Companies	1,763,900	Market	EBITDA Multiple	19.25x	—

Preferred Stocks	4,901,747	Income	Discount Rate	10% -15%	15%
		Market	Revenue Multiple	0.38x - 3.00x	1.35x
			Discount for lack of marketability	15%	—

Warrants	102,081	Market	Revenue Multiple	3.00x - 7.25x	4.68x
			Time to Exit	1.0 years
			Volatility	60%
			Discount for lack of marketability	10%	10%
		Income	Discount Rate	15%	—
	$226,000,816

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
For the period ended March 31, 2026, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $1,474,672 changed to a Market approach. The investments were previously valued utilizing an income approach. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation
EUR	Euro
GBP	British Pound
Currency Abbreviation (continued)
USD	United States Dollar

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock HPS Credit Strategies Fund

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CVR	Contingent Value Right
DIP	Debtor-In-Possession
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate
Consolidated Schedule of Investments